SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Liabilities to banks	$ 41,818	$ 35,636
Bank credit [Member]
Liabilities to banks	378	0
Debt Instrument, Linkage Basis	Unlinked
Debt Instrument, Interest Rate, Stated Percentage	2.20%
Short-term bank loans [Member]
Liabilities to banks	15,313	11,586
Short-term bank loans [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.25%
Short-term bank loans [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.75%
Current maturities of long-term loans from banks [Member]
Liabilities to banks	$ 26,127	$ 24,050